Capital Management - Summary of Company's Capital Structure (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Regulated Operations [Abstract]
Long-term debt payable within one year	$ 603	$ 806
Short-term notes payable	1,045	800
Less: cash and cash equivalents	(540)	(757)
Net Long-term debt payable within one year	1,108	849
Long-term debt	13,017	12,726
Common shares	5,688	5,678
Retained earnings	5,174	4,838
Total capital	$ 24,987	$ 24,091